Commitments And Contingencies (Schedule Of Rent Expense) (Details) (Property Rental Agreements [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Property Rental Agreements [Member]
Property, Plant and Equipment [Line Items]
2013	$ 1,248
2014	1,836
2015	1,897
2016	1,574
2017	1,544
Thereafter	385
Head lease payments	$ 8,484